Significant Accounting Policies (Details) - USD ($)			6 Months Ended
	May 01, 2018	Apr. 30, 2018	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022
Significant Accounting Policies [Abstract]
Foreign currency			$ 590,132	$ 36,021
Restricted cash			915,242	1,008,553	$ 1,347,246
Allowance for doubtful accounts			2,342,732		2,197,396
Advance Allowance			$ 60,569		60,794
Residual value percentage			5.00%
VAT rate of percentage before may 1, 2018		17.00%
VAT rate of percentage effective from may 1, 2018	16.00%
VAT rate current percentage			13.00%
Received government grants			$ 333,999	321,658
Shipping and handling costs			502,826	611,566
Advertising costs			56,507	$ 115,892
Cash and cash equivalents			$ 19,754,552		$ 13,195,999